Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Note Payable
8. Note Payable
On November 2, 2021 (the “Closing Date”), the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Silicon Valley Bank (“SVB”) pursuant to which a term loan in an aggregate principal amount of up to $50,000 (the “Term Loan Facility”) was available to the Company in three tranches, subject to certain terms and conditions. The first tranche of $15,000 was advanced to the Company on the Closing Date. Subject to the terms and conditions of the Loan Agreement, the first tranche allowed the Company to borrow an additional $15,000 through October 31, 2023. Upon satisfaction of certain milestones, the second and third tranches were available under the Term Loan Facility which allowed the Company to borrow an additional amount up to $10,000 in each tranche through October 31, 2023. Additionally, the Company could seek to borrow up to an additional $15,000 at the sole discretion of the lender through the term of the Loan Agreement. The Loan Agreement provided for an October 1, 2026 maturity date (the “Maturity Date”). The Company was required to pay an end of term fee (“End of Term Charge”) equal to 9.00% of the aggregate principal amount of the Term Loan advances upon repayment.
Advances under the Term Loan Facility bore interest at a rate equal to the greater of either (i) the Prime Rate (as reported in The Wall Street Journal) plus 4.85%, and (ii) 8.10%. The Company was obligated to make interest only payments through November 1, 2024. Following the interest only period, the Company was to repay the principal balance and interest of the advances in equal monthly installments through October 1, 2026.
The Company could prepay advances under the Loan Agreement, in whole or in part, at any time subject to a prepayment charge (the “Prepayment Premium”) equal to: (a) 1.50% of amounts so prepaid, if such prepayment occurred during the first year following the Closing Date; (b) 1.00% of the amount so prepaid, if such prepayment occurred during the second year following the Closing Date; and (c) 0.00% of the amount so prepaid, if such prepayment occurred after the second year following the Closing Date.
Upon prepayment or repayment of all or any of the term loans under the Term Loan Facility, the Company was required to pay (in addition to any Prepayment Premium) an end of term charge of 9.0% of the aggregate funded amount under the Term Loan Facility.
The Term Loan Facility was secured by substantially all of the Company’s assets, other than the Company’s intellectual property. The Company agreed to not pledge or secure its intellectual property to others.

The End of Term Charge is recorded as a debt discount with an initial carrying balance of $1,350. During the year ended December 31, 2021 the Company recognized $103 of debt issuance costs related to legal expenses that has been included in the debt discount balance. The debt discount costs are being accreted to the principal amount of debt and being amortized from the date of issuance through the Maturity Date to interest expense using the effective-interest rate method. The effective interest rate of the outstanding debt under the Loan Agreement was approximately 16.29%.
On June 9, 2023, upon the closing of the Asset Sale, all outstanding amounts due and owed, including principal, interest, and other charges, under the Term Loan Facility, dated as of November 2, 2021, by and among the Company, Silicon Valley Bank, a division of First-Citizens Bank & Trust and the other parties thereto, were repaid in full and the Term Loan Facility was terminated. Upon repayment, the obligations of the Company under the Term Loan Facility were satisfied in full, the Term Loan Facility and all related loan documents were terminated and all liens and security interests granted thereunder were released and terminated (excluding certain indemnification obligations that expressly survive termination of the Term Loan Facility).
During the three months ended September 30, 2023 the Company did not recognize any interest expense related to the Loan Agreement, and during the three months ended September 30, 2022 the Company recognized $482 of interest expense related to the Loan Agreement which is reflected in other (expense) income, net on the consolidated statements of operations and comprehensive income (loss), respectively. During the nine months ended September 30, 2023 and 2022, the Company recognized $1,917 and $1,280 of interest expense related to the Loan Agreement which is reflected in other (expense) income, net on the consolidated statements of operations and comprehensive income (loss), respectively. Of the $1,917 recognized during the nine months ended September 30, 2023, $939 is related to the loss on the extinguishment of debt due to the write off of the debt discount balance.

7. Note Payable
On November 2, 2021 (the “Closing Date”), the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Silicon Valley Bank pursuant to which a term loan in an aggregate principal amount of up to $50,000 (the “Term Loan Facility”) is available to the Company in three tranches, subject to certain terms and conditions. The first tranche of $15,000 was advanced to the Company on the Closing Date. Subject to the terms and conditions of the Loan Agreement, the first tranche allows the Company to borrow an additional $15,000 through October 31, 2023. Upon satisfaction of certain milestones, the second and third tranches are available under the Term Loan Facility which allows the Company to borrow an additional amount up to $10,000 in each tranche through October 31, 2023. Additionally, the Company may seek to borrow up to an additional $15,000 at the sole discretion of the lender through the term of the Loan Agreement. The Loan Agreement matures on October 1, 2026 (the “Maturity Date”). The Company is required to pay an end of term fee (“End of Term Charge”) equal to 9.00% of the aggregate principal amount of the Term Loan advances upon repayment.
Advances under the Term Loan Facility will bear interest at a rate equal to the greater of either (i) the Prime Rate (as reported in The Wall Street Journal) plus 4.85%, and (ii) 8.10%. The Company will make interest only payments through November 1, 2024. Following the interest only period, the Company will repay the principal balance and interest of the advances in equal monthly installments through October 1, 2026.
The Company may prepay advances under the Loan Agreement, in whole or in part, at any time subject to a prepayment charge (the “Prepayment Premium”) equal to: (a) 1.50% of amounts so prepaid, if such prepayment occurs during the first year following the Closing Date; (b) 1.00% of the amount so prepaid, if such prepayment occurs during the second year following the Closing Date, and (c) 0.00% of the amount so prepaid, if such prepayment occurs after the second year following the Closing Date.
Upon prepayment or repayment of all or any of the term loans under the Term Loan Facility, the Company will pay (in addition to any Prepayment Premium) an end of term charge of 9.0% of the aggregate funded amount under the Term Loan Facility.
The Term Loan Facility is secured by substantially all of the Company’s assets, other than the Company’s intellectual property. The Company has agreed to not pledge or secure its intellectual property to others. The Term Loan Facility is subject to certain terms and conditions that would be considered an Event of Default, including any material adverse change to the Company.
The End of Term Charge is recorded as a debt discount with an initial carrying balance of $1,350. During the year ended December 31, 2021 the Company recognized $103 of debt issuance costs related to legal expenses that has been included in the debt discount balance. The debt discount costs are being accreted to the principal amount of debt and being amortized from the date of issuance through the Maturity Date to interest expense using the effective-interest rate method. The effective interest rate of the outstanding debt under the Loan Agreement is approximately 15.00%.

As of December 31, 2022 and 2021 the carrying value of the note payable consists of the following:

	December 31,
	2022	2021
Note payable, including End of Term Charge	$16,350	$16,350
Debt discount, net of accretion	(1,074)	(1,405)

Note payable, net of discount, long-term	$15,276	$14,945

As of December 31, 2022, the future principal payments due under the arrangement, excluding interest and the end of term charge, are as follows:

Year Ending December 31,	Principle
2023	$—
2024	1,875
2025	7,500
2026	5,625

Total	$15,000

During the year ended December 31, 2022, the Company recognized $1,808 of interest expense related to the Loan Agreement, which is reflected in other (expense) income, net on the consolidated statements of operations and comprehensive loss. During year ended December 31, 2021, the Company recognized $203 of interest expense related to the Loan Agreement.